Stockholders' Equity (Details) - USD ($)	3 Months Ended			11 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Stock based compensation expense	$ 360,684	$ 265,861			$ 414,597	$ 148,736
Number of shares granted	330,000				290,000
December 2015 [Member]
Stock based compensation expense	$ 166,957	206,208			$ 342,811	136,603
Number of shares granted	230,000				230,000
March 2016 [Member]
Stock based compensation expense	$ 46,127	$ 59,653			$ 71,786	$ 12,133
Number of shares granted	60,000				60,000
August 2016 [Member]
Stock based compensation expense	$ 147,600
Number of shares granted	40,000